Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Auditor's remuneration
Schedule of auditor's remuneration

	2019	2018	2017
	£m	£m	£m
Fees payable for :
- the audit of RBS Group’s annual accounts (1)	3.8	3.5	4.0
- the audit of RBSG plc's subsidiaries (1)	25.7	27.5	22.9
- audit-related assurance services (1,2)	3.2	2.9	4.3
Total audit and audit-related assurance services fees	32.7	33.9	31.2

Other assurance services	1.2	1.3	1.7
Corporate finance services (3)	0.6	0.2	0.2
Total other services	1.8	1.5	1.9

Notes:

(1)	The 2019 audit fee was approved by the Group Audit Committee. At 31 December 2019, £16 million has been billed in and paid in respect of the 2019 RBS Group audit fees.
(2)

Comprises fees of £1.1 million (2018 - £1.1 million) in relation to reviews of interim financial information, £1.4 million (2018 - £1.1 million) in respect of reports to RBS Group’s regulators in the UK and overseas, and £0.7 million (2018 - £0.7 million) in relation to non-statutory audit opinions.

(3)	Comprises fees of £0.6 million (2018 - £0.2 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by RBS Group.